UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (91.54%)

AUTOMOBILES & COMPONENTS – (1.49%)
186,100	Harley-Davidson, Inc.	$10,933,375
CAPITAL GOODS – (3.93%)
911,958	Tyco International Ltd.	28,772,275
CAPITAL MARKETS – (2.89%)
139,720	Ameriprise Financial, Inc.	7,983,601
40,100	E*TRADE Financial Corp.*	849,920
152,500	Mellon Financial Corp.	6,578,850
57,900	Morgan Stanley	4,560,204
18,700	State Street Corp.	1,210,825
		21,183,400
COMMERCIAL BANKS – (7.39%)
110,000	Commerce Bancorp, Inc.	3,671,800
1,101,610	HSBC Holdings PLC (United Kingdom)	19,282,603
276,744	Wachovia Corp.	15,234,757
461,300	Wells Fargo & Co.	15,882,559
		54,071,719
COMMERCIAL SERVICES & SUPPLIES – (1.00%)
80,400	D&B Corp.	7,332,480
CONSUMER DURABLES & APPAREL – (0.28%)
22,939	Hunter Douglas NV (Netherlands)	2,022,442
CONSUMER FINANCE – (4.19%)
544,000	American Express Co.	30,681,600
CONSUMER SERVICES – (1.10%)
43,200	Apollo Group, Inc., Class A*	1,896,264
292,800	H&R Block, Inc.	6,160,512
		8,056,776
DIVERSIFIED FINANCIAL SERVICES – (6.76%)
264,333	Citigroup Inc.	13,570,856
562,748	JPMorgan Chase & Co.	27,225,748
140,200	Moody’s Corp.	8,700,812
		49,497,416
ENERGY – (11.00%)
48,700	Canadian Natural Resources Ltd. (Canada)	2,687,753
2,659,900	China Coal Energy Co., Shares H* (China)	2,839,133
413,342	ConocoPhillips	28,251,926
209,370	Devon Energy Corp.	14,492,591
178,600	EOG Resources, Inc.	12,741,324

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (Continued)
285,800	Occidental Petroleum Corp.	$14,092,798
66,300	Transocean Inc.*	5,416,710
		80,522,235
FOOD & STAPLES RETAILING – (6.30%)
470,300	Costco Wholesale Corp.	25,325,655
248,871	CVS/Caremark Corp.	8,496,456
261,400	Wal-Mart Stores, Inc.	12,272,730
		46,094,841
FOOD, BEVERAGE & TOBACCO – (6.67%)
338,200	Altria Group, Inc.	29,697,342
106,900	Diageo PLC, ADR (United Kingdom)	8,653,555
145,940	Heineken Holding NV (Netherlands)	6,460,774
73,100	Hershey Co.	3,995,646
		48,807,317
HEALTH CARE EQUIPMENT & SERVICES – (2.22%)
90,300	Cardinal Health, Inc.	6,587,385
34,800	Express Scripts, Inc.*	2,810,274
128,900	UnitedHealth Group Inc.	6,827,833
		16,225,492
HOUSEHOLD & PERSONAL PRODUCTS – (1.37%)
77,600	Avon Products, Inc.	2,891,376
112,500	Procter & Gamble Co.	7,105,500
		9,996,876
INSURANCE BROKERS – (0.68%)
130,500	Aon Corp.	4,953,780
LIFE & HEALTH INSURANCE – (0.49%)
41,300	Principal Financial Group, Inc.	2,472,631
25,400	Sun Life Financial Inc. (Canada)	1,153,160
		3,625,791
MATERIALS – (4.22%)
86,300	BHP Billiton PLC (United Kingdom)	1,924,122
51,900	Martin Marietta Materials, Inc.	7,016,880
30,600	Rio Tinto PLC (United Kingdom)	1,747,474
446,400	Sealed Air Corp.	14,106,240
52,300	Vulcan Materials Co.	6,091,904
		30,886,620

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (6.59%)
795,681	Comcast Corp., Special Class A*	$20,262,017
27,400	Gannett Co., Inc.	1,542,346
84,700	Lagardere S.C.A. (France)	6,521,764
23,610	Liberty Media Corp. - Capital, Series A*	2,610,794
530,000	News Corp., Class A	12,253,600
122,482	Virgin Media Inc. (United Kingdom)	3,090,221
25,500	WPP Group PLC, ADR (United Kingdom)	1,936,598
		48,217,340
MULTI-LINE INSURANCE – (5.95%)
425,437	American International Group, Inc.	28,597,875
329,700	Loews Corp.	14,978,271
		43,576,146
PROPERTY & CASUALTY INSURANCE – (5.65%)
32,600	Ambac Financial Group, Inc.	2,816,314
210	Berkshire Hathaway Inc., Class A*	22,887,900
42	Berkshire Hathaway Inc., Class B*	152,880
32,200	Chubb Corp.	1,663,774
1,300	Markel Corp.*	630,279
18,600	Millea Holdings, Inc. (Japan)	688,187
572,400	Progressive Corp. (Ohio)	12,489,768
		41,329,102
REINSURANCE – (0.86%)
96,837	Transatlantic Holdings, Inc.	6,306,025
RETAILING – (2.80%)
109,600	Amazon.com, Inc.*	4,359,340
90,000	Bed Bath & Beyond Inc.*	3,615,300
79,800	CarMax, Inc.*	1,958,292
40,950	Expedia, Inc.*	949,016
45,450	IAC/InterActiveCorp*	1,713,465
108,950	Liberty Media Corp. - Interactive, Series A*	2,594,644
104,000	Lowe’s Cos, Inc.	3,274,960
11,100	Sears Holdings Corp.*	1,998,888
		20,463,905
SOFTWARE & SERVICES – (2.98%)
314,339	Iron Mountain Inc.*	8,213,678
488,300	Microsoft Corp.	13,606,479
		21,820,157

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (1.44%)
17,700	Agilent Technologies, Inc.*	$596,313
165,400	Dell Inc.*	3,838,107
104,700	Hewlett-Packard Co.	4,202,658
83,300	Nokia Oyj, ADR (Finland)	1,909,236
		10,546,314
TELECOMMUNICATION SERVICES – (1.45%)
143,100	SK Telecom Co., Ltd., ADR (South Korea)	3,351,402
384,100	Sprint Nextel Corp.	7,282,536
		10,633,938
TRANSPORTATION – (1.84%)
1,223,694	China Merchants Holdings International Co., Ltd. (Hong Kong)	5,168,222
939,200	Cosco Pacific Ltd. (Hong Kong)	2,327,115
36,500	Kuehne & Nagel International AG, Registered (Switzerland)	3,002,243
41,900	United Parcel Service, Inc., Class B	2,937,190
		13,434,770

	Total Common Stock – (identified cost $434,950,717)	669,992,132

CONVERTIBLE BONDS – (0.43%)

TELECOMMUNICATION SERVICES – (0.43%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	3,176,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (7.05%)

$10,618,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $10,622,760
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $10,830,360)	$10,618,000
10,618,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $10,622,752
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $10,830,360)	10,618,000
5,389,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $5,391,412
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $5,496,780)	5,389,000
15,927,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $15,934,141
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $16,245,540)	15,927,000
9,025,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $9,029,039
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $9,205,500)	9,025,000

	Total Short Term Investments – (identified cost $51,577,000)	51,577,000

	Total Investments – (99.02%) – (identified cost $488,127,717) – (a)	724,745,132
	Other Assets Less Liabilities – (0.98%)	7,141,010
	Net Assets – (100.00%)	$731,886,142

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)   Aggregate cost for Federal Income Tax purposes is $489,357,426. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$239,225,355
Unrealized depreciation	(3,837,649)
Net unrealized appreciation	$235,387,706

Please refer to “Notes to Schedule of Investments” on page 13 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (94.46%)

CAPITAL GOODS – (4.73%)
223,100	Tyco International Ltd.	$7,038,805
CAPITAL MARKETS – (8.48%)
102,860	Ameriprise Financial, Inc.	5,877,420
156,300	Mellon Financial Corp.	6,742,782
		12,620,202
COMMERCIAL BANKS – (18.73%)
179,900	Commerce Bancorp, Inc.	6,005,062
348,766	HSBC Holdings PLC (United Kingdom)	6,104,807
13,300	ICICI Bank Ltd., ADR (India)	488,775
54,055	State Bank of India, GDR (India)	3,297,355
82,614	Wachovia Corp.	4,547,901
216,000	Wells Fargo & Co.	7,436,880
		27,880,780
COMMERCIAL SERVICES & SUPPLIES – (2.70%)
44,000	D&B Corp.	4,012,800
CONSUMER FINANCE – (13.77%)
222,800	American Express Co.	12,565,920
176,550	First Marblehead Corp.	7,925,330
		20,491,250
CONSUMER SERVICES – (1.70%)
120,200	H&R Block, Inc.	2,529,008
DIVERSIFIED FINANCIAL SERVICES – (10.28%)
147,048	JPMorgan Chase & Co.	7,114,182
132,000	Moody’s Corp.	8,191,920
		15,306,102
LIFE & HEALTH INSURANCE – (2.50%)
86,933	China Life Insurance Co., Ltd., ADR (China)	3,728,556
MATERIALS – (2.93%)
137,800	Sealed Air Corp.	4,354,480
MULTI-LINE INSURANCE – (10.19%)
100,387	American International Group, Inc.	6,748,014
185,400	Loews Corp.	8,422,722
		15,170,736

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.71%)
52,100	FPIC Insurance Group, Inc.*	$2,325,223
13,600	Markel Corp.*	6,593,688
185,400	Progressive Corp. (Ohio)	4,045,428
		12,964,339
REINSURANCE – (9.74%)
33,300	Everest Re Group, Ltd.	3,202,461
173,437	Transatlantic Holdings, Inc.	11,294,218
		14,496,679

	Total Common Stock – (identified cost $99,011,198)	140,593,737

SHORT TERM INVESTMENTS – (5.50%)

$1,687,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $1,687,756
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $1,720,740)	1,687,000
1,687,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $1,687,755
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 03/01/34-07/01/35, total market
	value $1,720,740)	1,687,000
855,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $855,383
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.50%, 04/01/14-03/01/37, total market
	value $872,100)	855,000
2,530,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $2,531,134
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.581%-7.58%, 09/01/34-05/01/38, total market
	value $2,580,600)	2,530,000
1,434,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $1,434,642
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-8.50%, 12/01/17-03/01/37, total market
	value $1,462,680)	1,434,000

	Total Short Term Investments – (identified cost $8,193,000)	8,193,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Total Investments – (99.96%) – (identified cost $107,204,198) – (a)	148,786,737
Other Assets Less Liabilities – (0.04%)	56,358
Net Assets – (100.00%)	$148,843,095

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

(a)   Aggregate cost for Federal Income Tax purposes is $107,520,025. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$42,415,836
Unrealized depreciation	(1,149,124)
Net unrealized appreciation	$41,266,712

Please refer to “Notes to Schedule of Investments” on page 13 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (87.74%)

DIVERSIFIED REITS – (4.32%)
124,200	Cousins Properties, Inc.	$4,081,212
INDUSTRIAL REITS – (8.49%)
18,200	AMB Property Corp.	1,069,978
394,900	Brixton PLC (United Kingdom)	3,951,572
114,400	DCT Industrial Trust Inc.	1,353,352
57,800	First Potomac Realty Trust	1,651,346
		8,026,248
MORTGAGE REITS – (1.30%)
40,100	Gramercy Capital Corp.	1,230,268
OFFICE REITS – (20.70%)
50,900	Alexandria Real Estate Equities, Inc.	5,108,833
33,700	Boston Properties, Inc.	3,956,380
80,400	Corporate Office Properties Trust	3,672,672
80,900	Duke Realty Corp.	3,516,723
24,070	SL Green Realty Corp.	3,301,923
		19,556,531
REAL ESTATE MANAGEMENT & DEVELOPMENT – (12.38%)
77,500	Derwent London PLC (United Kingdom)	3,310,956
104,200	Forest City Enterprises, Inc., Class A	6,895,956
28,600	St. Joe Co.	1,496,066
		11,702,978
RESIDENTIAL REITS – (4.01%)
62,200	American Campus Communities, Inc.	1,884,038
62,200	UDR, Inc.	1,904,564
		3,788,602
RETAIL REITS – (19.72%)
43,425	Developers Diversified Realty Corp.	2,731,432
89,842	General Growth Properties, Inc.	5,801,098
45,600	Hammerson PLC (United Kingdom)	1,555,089
86,404	Kimco Realty Corp.	4,211,331
42,700	Regency Centers Corp.	3,567,585
13,200	Taubman Centers, Inc.	765,468
		18,632,003
SPECIALIZED REITS – (8.77%)
93,200	Host Hotels & Resorts Inc.	2,452,092
18,700	Public Storage, Inc.	1,770,329
96,500	Ventas, Inc.	4,065,545
		8,287,966

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (8.05%)
50,200	Alexander & Baldwin, Inc.	$2,533,845
26,800	Burlington Northern Santa Fe Corp.	2,155,524
46,500	Florida East Coast Industries, Inc.	2,915,085
		7,604,454

Total Common Stock – (identified cost $58,672,220)	82,910,262

PREFERRED STOCK – (0.16%)

RESIDENTIAL REITS – (0.16%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	108,000
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	40,208

	Total Preferred Stock – (identified cost $102,954)	148,208

CONVERTIBLE BONDS – (6.31%)

DIVERSIFIED REITS – (3.86%)
$3,590,900	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	3,644,763
INDUSTRIAL REITS – (2.32%)
2,220,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 4/1/37 (b)	2,195,025
OFFICE REITS – (0.13%)
130,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 3/30/27 (b)	128,700

	Total Convertible Bonds – (identified cost $5,820,480)	5,968,488

SHORT TERM INVESTMENTS – (5.48%)

1,066,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $1,066,478
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $1,087,320)	1,066,000
1,066,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $1,066,477
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $1,087,320)	1,066,000
542,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $542,243
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $552,840)	542,000

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

March 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$1,599,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $1,599,717
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $1,630,980)	$1,599,000
906,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $906,405
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $924,120)	906,000

Total Short Term Investments – (identified cost $5,179,000)	5,179,000

Total Investments – (99.69%) – (identified cost $69,774,654) – (a)	94,205,958
Other Assets Less Liabilities – (0.31%)	289,335
Net Assets – (100%)	$94,495,293

(a) Aggregate cost for Federal Income Tax purposes is $69,774,873. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$24,716,777
Unrealized depreciation	(285,692)
Net unrealized appreciation	$24,431,085

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,323,725, or 2.45% of the Fund’s net assets, as of March 31, 2007.

Please refer to “Notes to Schedule of Investments” on page 13 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Valuation of Securities - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2007